Notes and Amounts Receivable for Equity Issued (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2023	Apr. 20, 2023
Notes And Amounts Receivable For Equity Issued
Interest rate	35.00%		5.00%	12.00%
Accrued interest income	$ 16,373	$ 52,502
Accrued interest	44,262	52,538
Cash repayment	80,991	136,611
Repayment of account payable	$ 252,915	$ 24,528